Research and development expenses - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
AnalytiCon [Member] | Phase 2 Development [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License costs consist milestone payment	€ 500,000